Trade and other receivables - Additional information (Details 2)	12 Months Ended
	Dec. 31, 2022 MMBbls	Dec. 31, 2021
Trade and other receivables
Expected credit loss rate (as a percent)	12.40%	14.90%
Maximum
Trade and other receivables
Receivables, payment terms	180 days
Defaulted receivables
Trade and other receivables
Expected credit loss rate (as a percent)	55.00%	50.50%
PDVSA | Venezuela
Trade and other receivables
Number of shareholders who purchased the receivables	2
Expected credit loss rate (as a percent)	53.00%
Crude oil volume capacity (in volumes)	3.1